K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 27, 2018

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Sound Point Enhanced Income Fund
File Nos. 333-222968 and 811-23326
Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Sound Point Enhanced Income Fund (the “Trust”) is Pre-Effective Amendment No. 3 (the “Pre-Effective Amendment”) to the Trust’s registration statement on Form N-2 (the “Registration Statement”). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust. The Pre-Effective Amendment is marked to show changes made since the previous filing. The Pre-Effective Amendment is being filed primarily to include exhibits in the Registration Statement.

The Trust’s Registration Statement was originally filed on February 9, 2018 and a filing fee of $124.50, required by Section 6 of the 1933 Act, was paid at that time. On April 6, 2018 and May 4, 2018, the Trust filed Pre-Effective Amendment Nos. 1 and 2, respectively, to its Registration Statement; no filing fee was paid at those times because the Trust did not register additional shares. A filing fee in the amount of $31,125.00 relating to the additional shares being registered at this time, has been wired to Account No. 850000001001 at US Department of the Treasury.

The Trust and its principal underwriter have filed requests to accelerate the effectiveness of the Trust’s Registration Statement to June 29, 2018. If you have any questions concerning the foregoing, please call me at (202) 778-9015 or Jennifer R. Gonzalez at (202) 778-9286.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.
Jennifer R. Gonzalez
K&L Gates LLP